Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Consultancy fees	$ (327)	$ (328)
General and administrative expenses	(14,991)	(17,062)
Management fees	(9,202)	(8,188)
Charter - in hire expenses	(14,053)	(44,442)
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(1,890)	(1,950)
Directors [Member]
Related Party Transaction [Line Items]
Compensation	(87)	(87)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Office rent	(19)	(9)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and administrative expenses	(143)	(78)
Augustea Technoservices Ltd. [Member]
Related Party Transaction [Line Items]
Management fees	(3,276)	(3,254)
Songa Shipmanagement Ltd. [Member]
Related Party Transaction [Line Items]
Management fees	0	(32)
AOM [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	(1,654)	0
Sydelle [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	(540)	0
Coromel Maritime Limited [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	$ (249)	$ 0